OTHER PAYABLES - Third Parties (Details) - Third Parties	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
OTHER PAYABLES
Professional service fees	¥ 671,266	$ 95,990	¥ 2,211,757
Distributors and employees	3,930,118	561,999	2,837,272
Accrued expenses	481,884	68,908	523,917
Others	65,573	9,377	581,943
Total	¥ 5,148,841	$ 736,274	¥ 6,154,889